Schedule of changes in the balance of the warrant liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant Liabilities
Balance, beginning of year	$ 5,154	$ 958
CDI options issued	2,500	2,164
CDI options exercised	(31,251)
CDI options reclassified to equity	(3,802)
Fair value revaluation on exercise of CDI options	8,336
Fair value revaluation on amendment of exercise price	(36,828)
Fair value revaluation on CDI options at end of year	57,829	2,032
Balance, end of year	$ 1,938	$ 5,154